Tax Assets - Schedule of Tax Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Assets [Abstract]
Prepaid Income tax and social contribution (IR/CS)	R$ 29,976	R$ 15,615
Tax asset	29,976	15,615
Current	6,400	14,143
Non-current	R$ 23,576	R$ 1,472